SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended
	Mar. 23, 2022	Mar. 09, 2022	Oct. 22, 2021	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	May 10, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Aggregate number of warrants to purchase shares							1,172,000
Debt discount					$ 268,438			$ 78,165
Original Issue Discount Senior Debenture Note [Member] | Osher Capital Partners LLC [Member]
Subsequent Event [Line Items]
Debt conversion, description	(i) $110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Aggregate principal amount of debt	$ 110,000
us-gaap:DebtInstrumentMaturityDate	Mar. 23, 2023
Term of warrants	5 years
Aggregate number of warrants to purchase shares	220,000
Exercise price of warrants per share	$ 0.50
Proceeds from issuance of convertible debt	$ 100,000
Debt discount	$ 10,000
Debt instrument conversion price per share	$ 0.50
Original Issue Discount Senior Debenture Note [Member] | Brio Capital Master Fund Ltd [Member]
Subsequent Event [Line Items]
Debt conversion, description	(i) $110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Aggregate principal amount of debt	$ 110,000
us-gaap:DebtInstrumentMaturityDate	Mar. 23, 2023
Term of warrants	5 years
Aggregate number of warrants to purchase shares	220,000
Exercise price of warrants per share	$ 0.50
Proceeds from issuance of convertible debt	$ 100,000
Debt discount	$ 10,000
Debt instrument conversion price per share	$ 0.50
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
us-gaap:DebtInstrumentMaturityDate			Oct. 20, 2022
Term of warrants			5 years
Aggregate number of warrants to purchase shares			450,000
Exercise price of warrants per share			$ 1.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Officers compensation		$ 250,000
Salary percentage		40.00%
Share based payment award options grants in period gross		600,000
Share based payment award shares purchased for award		600,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt conversion, description				(i) $313,500 aggregate principal amount of Note (total of $285,000 cash was received) due in various dates in July 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Aggregate principal amount of debt				$ 313,500
Term of warrants				5 years
Aggregate number of warrants to purchase shares				627,000
Exercise price of warrants per share				$ 0.50
Debt instrument conversion price per share				$ 0.50
cASH				$ 285,000